Note 6 - Employee Benefit Plans - Allocation of Plan Assets (Details)	Dec. 31, 2016	Dec. 31, 2015
Debt Securities [Member]
Defined benefit plan, asset allocations	64.00%	68.00%
Equity Securities [Member]
Defined benefit plan, asset allocations	33.00%	29.00%
Company Common Stock [Member]
Defined benefit plan, asset allocations	3.00%	3.00%